Share Purchase Warrants	12 Months Ended
Jan. 31, 2023
Share Purchase Warrants
Share Purchase Warrants

13. Share Purchase Warrants

(a) Warrant liabilities

In connection with the asset acquisition (Note 6(b)), 252,595 share purchase warrants were issued with exercise prices denominated in US dollars. When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of the Company (Canadian dollar), the warrants are treated as financial liabilities. These warrants are therefore classified as financial liabilities with changes in fair value recognized in the consolidated statements of loss and other comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified common share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price US$	Liability Amount $
Balance, January 31, 2020	–	–	–
Granted pursuant to acquisition (Note 6(b))	252,595	1.44	57,718
Change in fair value	–	–	73,885
Balance, January 31, 2021	252,595	1.44	131,603
Change in fair value	–	–	(131,250)
Balance, January 31, 2022	252,595	1.44	353
Change in fair value	–	–	(353)
Expired	(252,595)	(1.44)	–
Balance, January 31, 2023	–	–	–

At January 31, 2023, there were no liability-classified share purchase warrants outstanding.

(b) Warrant liabilities of MedMelior

At January 31, 2023, MedMelior has 96,667 share purchase warrants with exercise prices denominated in U.S. dollars. When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of MedMelior (Canadian dollar), the warrants are treated as financial liabilities. These warrants are therefore classified as financial liabilities with changes in fair value recognized in the consolidated statements of loss and other comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified share purchase warrants of MedMelior:

	Number of Warrants	Weighted Average Exercise Price US$	Liability Amount $
Balance, January 31, 2022, 2021 and 2020	–	–	–
Granted (Note 16)	96,667	1.25	25,709
Change in fair value	–	–	(5,009)
Balance, January 31, 2023	96,667	1.25	20,700

At January 31, 2023, the following liability-classified share purchase warrants of MedMelior were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date	Weighted average remaining contractual life (years)
96,667	1.25	June 9, 2024	1.36

The fair value of warrant liabilities at January 31, 2023 was determined using the Black-Scholes option pricing model, using the following assumptions:

•	Risk free interest rate: 3.97%
•	Volatility: 90%
•	Market price of common shares on valuation date: US$0.67
•	Expected dividends: Nil%
•	Expected life: 1.36 years
•	Exercise price: US$1.25

(c) Equity-classified warrants

The following table summarizes the continuity of equity-classified share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price $
Balance, January 31, 2020	7,947,892	2.94
Granted (Notes 12(n), 12(o) and 12(q))	742,504	1.54
Exercised (Note 12(t))	(316,000)	(0.60)

Balance, January 31, 2021	8,374,396	2.90
Granted (Notes 12(g), 12(j), 12(k) and 12(l))	30,126,643	0.52
Expired	(7,241,912)	(2.98)

Balance, January 31, 2022	31,259,127	0.59
Expired	(1,118,484)	(2.43)

Balance, January 31, 2023	30,140,643	0.52

During the year ended January 31, 2023, the Company did not issue any share purchase warrants to third parties for services (2022 – 438,095 valued at $239,002; 2021 – nil).

On May 7, 2020, the Company amended the exercise price of the following outstanding warrants that were issued pursuant to private placements completed in 2019: 1,386,800 warrants issued on May 30, 2019 and expiring on May 29, 2021, 4,613,200 warrants issued on May 15, 2019 and expiring on May 14, 2021 and 695,000 warrants issued on April 8, 2019 and expiring on March 16, 2022. The exercise prices of these warrants were amended to $2.50 per warrant. Previous exercise prices were $3.00 and $3.50.

At January 31, 2023, the following equity-classified share purchase warrants were outstanding:

Number of Warrants	Exercise Price $	Expiry Date

200,000	1.21	March 28, 2023
238,095	0.27	September 26, 2023
6,386,298	0.60	December 1, 2023
23,316,250	0.50	May 28, 2024
30,140,643

The fair values of equity-classified warrants issued pursuant to the Company’s financings (Notes 12(j), 12(k) and 12(l)) were estimated using the residual method. The fair values of equity-classified warrants issued pursuant to the exercise of special warrants (Note 12(g)) were estimated using the residual value method and allocated a fair value of $nil. The fair values of equity-classified warrants issued for services of $239,002 was recorded within consulting fees and promotion and marketing in the Company’s consolidated statements of loss and other comprehensive loss and estimated for the year ended January 31, 2022 using the Black-Scholes option pricing model with the following assumptions:

•	Dates of grant: March 29 and September 27, 2021
•	Risk free interest rates: 0.24% to 0.53%
•	Volatilities: 97% to 98%
•	Market prices of common shares on grant date: $0.27 to $1.21
•	Expected dividends: Nil%
•	Expected life: Two (2) years
•	Exercise prices: $0.27 to $1.21

On March 28, 2023, 200,000 warrants with exercise price of $1.21 expired unexercised.